AB Cap Fund, Inc.

AB Mid Cap Value Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Industrials – 18.0%
Air Freight & Logistics – 1.6%
CH Robinson Worldwide, Inc.	335	$34,676

Building Products – 1.1%
Builders FirstSource, Inc.(a)	136	23,664

Construction & Engineering – 4.3%
Fluor Corp.(a)	875	43,811
WillScot Holdings Corp.(a)	1,225	47,212

		91,023

Electrical Equipment – 2.0%
GE Vernova, Inc.(a)	206	41,406

Ground Transportation – 1.9%
ArcBest Corp.	367	39,012

Machinery – 5.1%
Middleby Corp. (The)(a)	234	32,905
PACCAR, Inc.	350	33,663
Pentair PLC	452	40,088

		106,656

Professional Services – 2.0%
Robert Half, Inc.	685	42,929

		379,366

Financials – 15.1%
Banks – 4.3%
First Citizens BancShares, Inc./NC - Class A	27	54,829
M&T Bank Corp.	202	34,766

		89,595

Capital Markets – 5.2%
Cboe Global Markets, Inc.	294	60,388
Invesco Ltd.	2,911	49,749

		110,137

Financial Services – 1.3%
Corebridge Financial, Inc.	901	26,633

Insurance – 4.3%
American Financial Group, Inc./OH	354	47,301
Everest Group Ltd.	111	43,539

		90,840

		317,205

Real Estate – 11.2%
Hotel & Resort REITs – 1.9%
Ryman Hospitality Properties, Inc.	388	40,336

Industrial REITs – 1.9%
First Industrial Realty Trust, Inc.	684	38,803

Company	Shares	U.S. $ Value

Real Estate Management & Development – 1.2%
CBRE Group, Inc. - Class A(a)	227	$26,137

Residential REITs – 1.8%
UDR, Inc.	841	37,433

Specialized REITs – 4.4%
Digital Realty Trust, Inc.	242	36,690
Extra Space Storage, Inc.	313	55,401

		92,091

		234,800

Health Care – 10.5%
Health Care Equipment & Supplies – 4.7%
Avantor, Inc.(a)	1,657	42,817
Teleflex, Inc.	157	38,491
Zimmer Biomet Holdings, Inc.	161	18,589

		99,897

Health Care Providers & Services – 4.7%
Encompass Health Corp.	458	42,617
Humana, Inc.	157	55,652

		98,269

Life Sciences Tools & Services – 1.1%
Revvity, Inc.	183	22,425

		220,591

Information Technology – 9.7%
Communications Equipment – 1.3%
F5, Inc.(a)	131	26,613

Electronic Equipment, Instruments & Components – 2.5%
TD SYNNEX Corp.	438	53,182

Semiconductors & Semiconductor Equipment – 2.4%
Amkor Technology, Inc.	669	22,010
NXP Semiconductors NV	110	28,200

		50,210

Software – 1.8%
Gen Digital, Inc.	1,415	37,441

Technology Hardware, Storage & Peripherals – 1.7%
Western Digital Corp.(a)	562	36,861

		204,307

Consumer Discretionary – 9.3%
Hotels, Restaurants & Leisure – 1.0%
Viking Holdings Ltd.(a)	625	20,969

Household Durables – 1.1%
PulteGroup, Inc.	182	23,960

Company	Shares	U.S. $ Value

Specialty Retail – 3.6%
AutoZone, Inc.(a)	13	$41,359
Bath & Body Works, Inc.	1,084	33,344

		74,703

Textiles, Apparel & Luxury Goods – 3.6%
PVH Corp.	325	32,075
Tapestry, Inc.	1,059	43,387

		75,462

		195,094

Energy – 7.1%
Energy Equipment & Services – 1.9%
Baker Hughes Co.	1,125	39,566

Oil, Gas & Consumable Fuels – 5.2%
Cameco Corp.	1,046	42,719
EOG Resources, Inc.	380	48,952
Valero Energy Corp.	125	18,341

		110,012

		149,578

Utilities – 6.0%
Electric Utilities – 3.0%
Alliant Energy Corp.	1,073	62,524

Multi-Utilities – 3.0%
Ameren Corp.	775	63,945

		126,469

Materials – 5.7%
Chemicals – 5.7%
Avient Corp.	540	26,530
Corteva, Inc.	962	55,123
LyondellBasell Industries NV - Class A	386	38,098

		119,751

Consumer Staples – 4.4%
Consumer Staples Distribution & Retail – 2.0%
Dollar Tree, Inc.(a)	495	41,822

Personal Care Products – 2.4%
Kenvue, Inc.	2,323	50,990

		92,812

Communication Services – 1.9%
Media – 1.9%
Nexstar Media Group, Inc.	232	39,644

Total Common Stocks (cost $1,973,484)		2,079,617

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(b) (c) (d) (cost $18,981)	18,981	$18,981

Total Investments – 99.8% (cost $1,992,465)(e)		2,098,598
Other assets less liabilities – 0.2%		3,166

Net Assets – 100.0%		$2,101,764

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $156,239 and gross unrealized depreciation of investments was $(50,106), resulting in net unrealized appreciation of $106,133.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Mid Cap Value Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,079,617	$—	$—	$2,079,617
Short-Term Investments	18,981	—	—	18,981

Total Investments in Securities	2,098,598	—	—	2,098,598
Other Financial Instruments(b)	—	—	—	—

Total	$2,098,598	$—	$—	$2,098,598

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the four months ended August 31, 2024 is as follows:

Fund	Market Value 04/30/2024* (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$2,109	$2,090	$19	$1

*	Commencement of operations.